Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Debt [Abstract]
Summary of Long-Term Debt, Revolving Credit Facilities, Outstanding Borrowings and Available Capacity
Weighted average interest
rate
(1)
millions of dollars 2025 2024 Maturity 2025 2024
Florida Electric Utility
Senior unsecured notes 4.46% 4.36% 2029 - 2051 $
6,271 $
5,720
Canadian Electric Utilities
NSPI – Commercial paper
(2)
Variable Variable 2029 $
559 $
177
NSPI – Senior unsecured notes 4.98% 5.12% 2026 - 2097
3,114
3,184
$
3,673 $
3,361
Gas Utilities and Infrastructure
PGS – Senior unsecured notes 5.63% 5.63% 2028 - 2053 $
1,268 $
1,331
NMGC – Senior unsecured notes 3.78% 3.78% 2026 - 2051
665
698
EBP – Secured loan notes Variable Variable 2028
219
250
$
2,152 $
2,279
Other Electric Utilities
Unsecured loan notes 4.08% 4.06% 2026 - 2032 $
142 $
143
Unsecured loan notes Variable Variable 2027 - 2028
113
104
Secured senior notes and debentures
(3)
2.19% 2.38% 2026 - 2040
171
169
$
426 $
416
Other
Unsecured loan notes
Variable Variable 2026 - 2029 $
723 $
992
Senior unsecured notes 3.99% 3.99% 2026 - 2046
3,358
3,525
Senior unsecured notes 4.84% 4.84% 2030
500
500
Fixed to floating subordinated notes
(4)
6.75% 6.75% 2076
1,645
1,727
Junior subordinated notes 6.80% 7.63% 2054 - 2056
1,713
720
$
7,939 $
7,464
Adjustments
Debt issuance costs $ (144) $ (137)
Classification as liabilities held for sale
(5)
(663) (696)
Amount due within one year
(6)
(1,201) (234)
$ (2,008) $ (1,067)
Long-Term Debt $
18,453 $
18,173
(1) Weighted average interest rate of fixed rate long-term
debt.
(2) Discount notes are backed by a revolving
credit facility which matures in 2029.
(3) Notes are issued and payable in either
USD or BBD.
(4) In 2025, the Company recognized $ 113
million in interest expense (2024 – $
110
million) related to its fixed to floating subordinated
notes.
(5) On August 5, 2024, Emera announced
an agreement to sell NMGC. Since Q3
2024, NMGC's liabilities were classified
as held for sale.
For further details on the pending transaction,
refer to note 4.
(6) Excludes NMGC amounts which are
classified as current liabilities associated
with assets held for sale.
The Company’s total long-term revolving and non-revolving
credit facilities, outstanding borrowings and
available capacity as at December 31 were as follows:
millions of dollars Maturity 2025 2024
Emera – committed revolving credit facility
(1)
June 2029 $
1,300 $
1,300
NSPI – revolving credit facility
(1)
June 2029
800
800
Emera – Unsecured non-revolving credit facility February 2027
200
200
Total $
2,300 $
2,300
Less:
Borrowings under credit facilities
1,284
1,169
Letters of credit issued inside credit facilities
17
12
Use of available facilities $
1,301 $
1,181
Available capacity under existing agreements $
999 $
1,119
(1) Advances on the revolving credit facility can be
made by way of overdraft on accounts up
to $
50
million.
As at
Financial Covenant Requirement December 31, 2025
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.53
: 1

Long-Term Debt Maturities
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Florida Electric Utility $ -
$ -
$ -
$
685 $ -
$
5,586 $
6,271
Canadian Electric Utilities
40 -
-
599 -
3,034
3,673
Gas Utilities and
Infrastructure
(1)
127
31
637 -
-
1,357
2,152
Other Electric Utilities
102
90
126
18
54
36
426
Other
1,028
200 -
522
500
5,689
7,939
Total $
1,297 $
321 $
763 $
1,824 $
554 $
15,702 $
20,461
(1) Includes NMGC maturities classified as held
for sale.